Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 06, 2019
Entity Registrant Name	Red Cedar Fund Trust
Entity Central Index Key	0001783305
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 06, 2019
Document Effective Date	Nov. 07, 2019
Prospectus Date	Nov. 06, 2019